Amortization and depreciation	12 Months Ended
Sep. 30, 2019
Analysis of income and expense [abstract]
Amortization and depreciation
Amortization and depreciation

	Year ended September 30
	2019	2018
	$	$
Depreciation of PP&E1 (Note 6)	159,264	156,587
Amortization of intangible assets (Note 8)	164,560	156,926
Amortization of contract costs related to transition costs	64,263	70,321
Included in costs of services, selling and administrative (Note 22)	388,087	383,834
Amortization of contract costs related to incentives (presented as a reduction of revenue)	2,919	3,591
Amortization of deferred financing fees (presented in finance costs)	1,012	721
Amortization of premiums and discounts on investments related to funds held for clients (presented net as a reduction of revenue)	283	1,339
Impairment of PP&E (presented in restructuring costs) (Note 6)	—	1,924
Impairment of intangible assets (presented in restructuring costs) (Note 8)	—	1,266
	392,301	392,675

[1]	Depreciation of PP&E acquired under finance leases was $8,117,000 in 2019 ($7,841,000 in 2018).